--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                     [LOGO OF EXCELSIOR FUNDS APPEARS HERE]



                                  Fixed Income
                                   Portfolios


                               SEMI-ANNUAL REPORT

                               September 30, 2000

                               TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
STATEMENTS OF ASSETS AND LIABILITIES......................................    1
STATEMENTS OF OPERATIONS..................................................    2
STATEMENTS OF CHANGES IN NET ASSETS.......................................    3
FINANCIAL HIGHLIGHTS--SELECTED PER SHARE DATA AND RATIOS..................    4
PORTFOLIOS OF INVESTMENTS
 Managed Income Fund......................................................    6
 Intermediate-Term Managed Income Fund....................................    7
 Short-Term Government Securities Fund....................................    9
NOTES TO FINANCIAL STATEMENTS.............................................   10

For shareholder account information, current price and yield quotations, or to make an initial purchase or obtain a prospectus, call the appropriate telephone number listed below:

 .  Initial Purchase and Prospectus Information and Shareholder Services 1-800-
   446-1012 (From overseas, call 617-557-8280)
 .  Current Price and Yield Information 1-800-446-1012
 .  Internet Address: http://www.excelsiorfunds.com

This report must be preceded or accompanied by a current prospectus.

Prospectuses containing more complete information including charges and expenses regarding Excelsior Funds, Inc. and Excelsior Tax-Exempt Funds, Inc. may be obtained by contacting the Funds at 1-800-446-1012.

Investors should read the current prospectus carefully prior to investing or sending money.

Excelsior Funds, Inc. and Excelsior Tax-Exempt Funds, Inc. are distributed by Edgewood Services, Inc.

You may write to Excelsior Funds, Inc. and Excelsior Tax-Exempt Funds, Inc. at the following address:

    Excelsior Funds
    c/o Chase Global Funds Services Company
    P.O. Box 2798
    Boston, MA 02208-2798

SHARES IN THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, UNITED STATES TRUST COMPANY OF NEW YORK, U.S. TRUST COMPANY, THEIR PARENT AND AFFILIATES AND SHARES ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. INVESTMENTS IN THE FUNDS INVOLVE INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL. FUND SHARES ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT.

Excelsior Funds, Inc.
Statements of Assets and Liabilities
September 30, 2000 (Unaudited)

                                                    Intermediate-  Short-Term
                                        Managed     Term Managed   Government
                                         Income         Income     Securities
                                          Fund          Fund          Fund
                                      ------------  -------------  -----------
  ASSETS:
   Investments, at cost-see
    accompanying portfolios.........  $229,503,187  $180,320,653   $59,369,344
                                      ============  ============   ===========
   Investments, at value (Note 1)...  $227,407,360  $179,926,035   $59,189,970
   Cash.............................       --             34,142         2,699
   Interest receivable..............     1,896,736     1,877,652       776,370
   Receivable for investment
    securities sold.................     2,518,950     7,044,633       --
   Receivable for fund shares sold..       973,502       537,405        87,032
   Prepaid expenses.................         2,989         2,365           973
                                      ------------  ------------   -----------
   Total Assets.....................   232,799,537   189,422,232    60,057,044
  LIABILITIES:
   Payable for dividends declared...     1,127,747       996,154       295,314
   Payable for investments
    purchased.......................     1,117,501     2,996,400       --
   Payable for fund shares redeemed.       820,700         3,274         2,997
   Investment advisory fees payable
    (Note 2)........................        96,516        23,349         7,094
   Administration fees payable (Note
    2)..............................        52,701        20,867         4,734
   Administrative servicing fees
    payable (Note 2)................        14,928        36,504         8,184
   Directors' fees payable (Note 2).         1,277           970           435
   Due to custodian bank............        12,564       --            --
   Accrued expenses and other
    payables........................        45,065        24,072        12,232
                                      ------------  ------------   -----------
   Total Liabilities................     3,288,999     4,101,590       330,990
                                      ------------  ------------   -----------
  NET ASSETS........................  $229,510,538  $185,320,642   $59,726,054
                                      ============  ============   ===========
  NET ASSETS consist of:
   Undistributed (distributions in
    excess of) net investment
    income..........................  $    173,040  $     (5,133)  $    (1,884)
   Accumulated net realized loss on
    investments.....................    (4,718,129)   (5,235,419)     (691,647)
   Unrealized depreciation of
    investments.....................    (2,095,827)     (394,618)     (179,374)
   Par value (Note 4)...............        26,434        26,941         8,615
   Paid in capital in excess of par
    value...........................   236,125,020   190,928,871    60,590,344
                                      ------------  ------------   -----------
  Total Net Assets..................  $229,510,538  $185,320,642   $59,726,054
                                      ============  ============   ===========
  Shares of Common Stock Outstanding
   (Note 4).........................    26,434,383    26,940,671     8,615,248
  NET ASSET VALUE PER SHARE.........         $8.68         $6.88         $6.93
                                      ============  ============   ===========

                       See Notes to Financial Statements

Excelsior Funds, Inc.
Statements of Operations
Six Months Ended September 30, 2000 (Unaudited)

                                                       Intermediate- Short-Term
                                                       Term Managed  Government
                                            Managed       Income     Securities
                                          Income Fund      Fund         Fund
                                          -----------  ------------- ----------
  INVESTMENT INCOME:
   Interest income......................  $ 7,609,639   $5,994,867   $1,865,467
                                          -----------   ----------   ----------
  EXPENSES:
   Investment advisory fees (Note 2)....      850,220      307,851       90,507
   Administration fees (Note 2).........      172,330      133,695       45,857
   Administrative servicing fees (Note
    2)..................................       41,305      112,334       25,318
   Custodian fees.......................       29,329       23,067        8,166
   Shareholder servicing agent fees.....       15,876        9,377        6,201
   Registration and filing fees.........        7,990        6,448        6,231
   Legal and audit fees.................        7,930        7,052        2,713
   Shareholder reports..................        5,554        6,194        2,342
   Directors' fees and expenses (Note
    2)..................................        2,028        1,620          653
   Miscellaneous expenses...............       15,747        6,560        1,734
                                          -----------   ----------   ----------
   Total Expenses.......................    1,148,309      614,198      189,722
   Fees waived and reimbursed by
    investment adviser
    and administrators (Note 2).........     (154,667)    (112,334)     (25,312)
                                          -----------   ----------   ----------
   Net Expenses.........................      993,642      501,864      164,410
                                          -----------   ----------   ----------
  NET INVESTMENT INCOME.................    6,615,997    5,493,003    1,701,057
                                          -----------   ----------   ----------
  REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS (Note 1):
   Net realized loss on security
    transactions........................     (222,844)    (889,972)    (195,423)
   Change in unrealized
    appreciation/depreciation of
    investments during the period.......    3,622,182    3,707,923      693,772
                                          -----------   ----------   ----------
  Net realized and unrealized gain on
   investments..........................    3,399,338    2,817,951      498,349
                                          -----------   ----------   ----------
  Net increase in net assets resulting
   from operations......................  $10,015,335   $8,310,954   $2,199,406
                                          ===========   ==========   ==========

                       See Notes to Financial Statements

Excelsior Funds, Inc.
Statements of Changes in Net Assets

                                                      Intermediate-  Short-Term
                                          Managed     Term Managed   Government
                                           Income        Income      Securities
                                            Fund          Fund          Fund
                                        ------------  -------------  -----------
  Six Months Ended September 30, 2000
   (Unaudited)
  Net investment income...............  $  6,615,997  $  5,493,003   $ 1,701,057
  Net realized loss on investments....      (222,844)     (889,972)     (195,423)
  Change in unrealized
   appreciation/depreciation of
   investments during the period......     3,622,182     3,707,923       693,772
                                        ------------  ------------   -----------
  Net increase in net assets resulting
   from operations....................    10,015,335     8,310,954     2,199,406
  Distributions to shareholders:
   From net investment income.........    (6,615,997)   (5,493,003)   (1,701,057)
  Increase (decrease) in net assets
   from fund share transactions
   (Note 4)...........................     5,631,675    27,019,411       (79,495)
                                        ------------  ------------   -----------
  Net increase in net assets..........     9,031,013    29,837,362       418,854
  NET ASSETS:
   Beginning of period................   220,479,525   155,483,280    59,307,200
                                        ------------  ------------   -----------
   End of period (1)..................  $229,510,538  $185,320,642   $59,726,054
                                        ============  ============   ===========
   (1) Including undistributed
       (distributions in excess of)
       net investment income..........  $    173,040  $     (5,133)  $    (1,884)
                                        ============  ============   ===========
  Year Ended March 30, 2000
  Net investment income...............  $ 11,677,695  $  8,412,308   $ 3,062,511
  Net realized loss on investments....    (4,413,800)   (4,090,886)     (518,006)
  Change in unrealized
   appreciation/depreciation of
   investments during the year........    (5,471,309)   (3,334,594)     (681,513)
                                        ------------  ------------   -----------
  Net increase in net assets resulting
   from operations....................     1,792,586       986,828     1,862,992
  Distributions to shareholders:
   From net investment income.........   (11,677,695)   (8,412,308)   (3,062,511)
   From net realized gain on
    investments.......................      (757,970)      --           (159,335)
  Increase in net assets from fund
   share transactions (Note 4)........    15,354,432    35,165,375     8,076,780
                                        ------------  ------------   -----------
  Net increase in net assets..........     4,711,353    27,739,895     6,717,926
  NET ASSETS:
   Beginning of year..................   215,768,172   127,743,385    52,589,274
                                        ------------  ------------   -----------
   End of year (2)....................  $220,479,525  $155,483,280   $59,307,200
                                        ============  ============   ===========
 --------
   (2) Including undistributed
       (distributions in excess of)
       net investment income..........  $    173,040  $     (5,133)  $    (1,884)
                                        ============  ============   ===========
 --------

                       See Notes to Financial Statements

Excelsior Funds, Inc.
Financial Highlights -- Selected Per Share Data and Ratios

  For a Fund share outstanding throughout each period.

                                                     Net
                                                  Realized
                                                     and                           Distributions Distributions
                            Net Asset            Unrealized             Dividends    From Net    in Excess of
                             Value,      Net     Gain (Loss) Total From  From Net  Realized Gain Net Realized
                            Beginning Investment     on      Investment Investment      on          Gain on
                            of Period   Income   Investments Operations   Income    Investments   Investments
                            --------- ---------- ----------- ---------- ---------- ------------- -------------
  MANAGED INCOME FUND -- (1/9/86*)
   Year Ended March 31,
   1996...................    $8.39     $0.55      $ 0.44      $0.99      $(0.54)        --            --
   1997...................     8.84      0.51       (0.24)      0.27       (0.51)        --            --
   1998...................     8.60      0.49        0.58       1.07       (0.49)     $(0.01)          --
   1999...................     9.17      0.46        0.08       0.54       (0.46)      (0.26)          --
   2000...................     8.99      0.47       (0.41)      0.06       (0.47)      (0.03)          --
   Six Months Ended Sep-
    tember 30, 2000 (Unau-
    dited)................     8.55      0.25        0.13       0.38       (0.25)        --            --
  INTERMEDIATE-TERM MANAGED INCOME FUND -- (12/31/92*)
   Year Ended March 31,
   1996...................    $6.75     $0.43      $ 0.31      $0.74      $(0.43)        --            --
   1997...................     7.06      0.41       (0.19)      0.22       (0.41)        --            --
   1998...................     6.87      0.41        0.36       0.77       (0.41)        --            --
   1999...................     7.23      0.39        0.04       0.43       (0.39)     $(0.13)       $(0.01)
   2000...................     7.13      0.40       (0.36)      0.04       (0.40)        --            --
   Six Months Ended Sep-
    tember 30, 2000 (Unau-
    dited)................     6.77      0.21        0.11       0.32       (0.21)        --            --
  SHORT-TERM GOVERNMENT SECURITIES FUND -- (12/31/92*)
   Year Ended March 31,
   1996...................    $6.89     $0.40      $ 0.09      $0.49      $(0.40)        --            --
   1997...................     6.98      0.38       (0.06)      0.32       (0.37)        --            --
   1998...................     6.93      0.37        0.07       0.44       (0.37)        --            --
   1999...................     7.00      0.34        0.04       0.38       (0.34)        --            --
   2000...................     7.04      0.35       (0.15)      0.20       (0.35)     $(0.02)          --
   Six Months Ended
    September 30, 2000
    (Unaudited)...........     6.87      0.19        0.06       0.25       (0.19)        --            --

 * Commencement of operations
(1) Expense ratios before waiver of fees and reimbursement of expenses (if any) by adviser and administrators.
(2) Annualized
(3) Not Annualized
(4) Amount represents less than $0.01 per share.

                       See Notes to Financial Statements

                                                    Ratio of      Ratio of     Ratio of
                                                      Net          Gross         Net
                  Net Asset            Net Assets, Operating     Operating    Investment
                   Value,                  End      Expenses      Expenses      Income    Portfolio    Fee
      Total          End    Total       of Period  to Average    to Average   to Average  Turnover   Waivers
  Distributions   of Period Return       (000's)   Net Assets  Net Assets (1) Net Assets    Rate     (Note 2)
  -------------   --------- ------     ----------- ----------  -------------- ----------  ---------  --------

     $(0.54)        $8.84   11.86%      $ 88,900      0.96%         1.12%        6.09%       165%     $0.01
      (0.51)         8.60    3.17%       185,896      0.90%         1.04%        5.90%       238%      0.01
      (0.50)         9.17   12.79%       196,097      0.90%         1.02%        5.51%       538%      0.01
      (0.72)         8.99    5.95%       215,768      0.90%         1.03%        4.96%       268%      0.01
      (0.50)         8.55    0.72%       220,480      0.88%         1.00%        5.42%       112%      0.01
      (0.25)         8.68    4.47%(3)    229,511      0.88%(2)      1.01%(2)     5.84%(2)     45%(2)   0.01
     $(0.43)        $7.06   11.13%      $ 68,640      0.64%         0.68%        6.06%       129%       --
      (0.41)         6.87    3.25%        78,441      0.63%         0.68%        5.91%       129%       --
      (0.41)         7.23   11.37%        94,935      0.61%         0.66%        5.68%        86%       --
      (0.53)         7.13    6.02%       127,743      0.60%         0.67%        5.29%       229%       --
      (0.40)         6.77    0.59%       155,483      0.58%         0.65%        5.80%       122%       -- (4)
      (0.21)         6.88    4.79%(3)    185,321      0.57%(2)      0.70%(2)     6.25%(2)     88%(2)    -- (4)
     $(0.40)        $6.98    7.27%      $ 25,068      0.61%         0.80%        5.72%        77%     $0.01
      (0.37)         6.93    4.77%        30,804      0.61%         0.70%        5.42%        82%      0.01
      (0.37)         7.00    6.47%        32,547      0.62%         0.69%        5.28%        35%       --
      (0.34)         7.04    5.54%        52,589      0.58%         0.67%        4.79%       114%      0.01
      (0.37)         6.87    3.02%        59,307      0.54%         0.62%        5.07%        90%      0.01
      (0.19)         6.93    3.56%(3)     59,726      0.54%(2)      0.63%(2)     5.64%(2)     73%(2)    -- (4)

                       See Notes to Financial Statements

Excelsior Funds, Inc.
Portfolio of Investments September 30, 2000 (Unaudited)
Managed Income Fund




  Principal                                                Coupon     Value
   Amount                                                   Rate     (Note 1)
 -----------                                               ------  ------------
 ASSET BACKED SECURITIES -- 17.06%
 $ 3,000,000 California Infrastructure SDG&E, 1997-1 A5,
             09/25/05...................................    6.19%  $  2,966,895
   2,912,776 Caterpillar Financial Asset Trust, 1998-A
             A3, 04/25/03...............................    5.85      2,900,441
   8,550,000 Citibank Credit Card Issuance Trust, 2000-
             A1 A1, 10/17/07............................    6.90      8,544,785
   8,000,000 CIT RV Trust, 1999-A A4, 06/15/13..........    6.16      7,864,920
   8,075,000 Green Tree Home Equity Loan Trust, 1999-A
             A2, 02/15/14...............................    5.78      8,044,759
   5,000,000 Peco Energy Transition Trust, 1999-A A4,
             03/01/07...................................    5.80      4,828,575
   3,975,000 PP&L Transition Bond Co., LLC, 1999-1 A6,
             12/26/07...................................    6.96      4,000,659
                                                                   ------------
             TOTAL ASSET BACKED SECURITIES
             (Cost $39,373,649).........................             39,151,034
                                                                   ------------
 CERTIFICATE OF DEPOSIT -- 2.40%
   6,000,000 Mercantile Safe Deposit & Trust, 05/17/04
             (Cost $6,000,000)..........................    6.10      5,520,000
                                                                   ------------
 COLLATERALIZED MORTGAGE OBLIGATIONS -- 16.02%
   6,000,000 Commercial Mortgage Asset Trust, 1999-C1 B,
             07/17/13...................................    7.23      5,903,817
   9,000,000 +DLJ Mortgage Acceptance Corp., 1997-CF2
             A3, 09/15/07...............................    6.99      8,784,168
   5,627,766 Government National Mortgage Association,
             1999-19 A, 08/16/25........................    6.50      5,477,250
   5,000,000 Morgan Stanley Capital I, 1999-WF1 B,
             10/15/08...................................    6.32      4,728,503
   3,513,792 Mortgage Capital Funding, Inc., 1998-MC1
             A1, 06/18/07...............................    6.42      3,452,814
   4,250,000 Mortgage Capital Funding, Inc., 1998-MC1 C,
             01/18/08...................................    6.95      4,146,176
   4,400,000 Nomura Asset Securities Corp., 1998-D6 A1B,
             03/17/28...................................    6.59      4,273,690
                                                                   ------------
             TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
             (Cost $37,357,692).........................             36,766,418
                                                                   ------------
 CORPORATE BONDS -- 14.07%
     500,000 Armco, Inc., 12/01/08......................    8.88        478,750
   5,000,000 Associates Corp. of North America, Series
             H, 09/27/02................................    6.71      4,990,535
   4,575,000 Conagra, Inc., 09/15/10....................    7.88      4,625,151
   8,000,000 Ford Motor Credit Co., 02/23/04............    5.75      7,637,256
   1,000,000 Global Crossing, 11/15/06..................    9.13        995,000
   3,000,000 Lehman Brothers Holding, 04/01/04..........    6.63      2,942,571
     500,000 +Mandalay Resort, 08/01/07.................   10.25        518,125

  Principal                                                Coupon     Value
   Amount                                                   Rate     (Note 1)
 -----------                                               ------  ------------
 CORPORATE BONDS -- (continued)
 $ 5,000,000 Morgan Stanley Dean Witter & Co., 08/01/02.     6.38% $  4,965,760
   5,190,000 US Bancorp, 12/01/04.......................     6.88     5,132,671
                                                                   ------------
             TOTAL CORPORATE BONDS (Cost $32,469,433)...             32,285,819
                                                                   ------------
 U.S. GOVERNMENT & AGENCY OBLIGATIONS --  48.40%
             Federal Home Loan Mortgage
             Corp
   8,900,000 03/15/10...................................     7.00     9,049,680
             Federal National Mortgage
             Association
   6,600,000 09/15/09...................................     6.63     6,550,731
  10,000,000 06/01/17...................................     0.00     3,126,050
   5,493,831 Pool #516791, 12/01/29.....................     7.50     5,487,639
   8,163,295 Pool #525909, 12/01/29.....................     7.50     8,154,095
             Government National
             Mortgage Association
   4,347,074 Pool #2562, 03/20/28.......................     6.00     4,061,245
   5,152,226 Pool #2576, 04/20/28.......................     6.00     4,813,457
   2,738,380 Pool #2687, 12/20/28.......................     6.00     2,558,326
   6,581,080 Pool #80311, 08/20/29......................     5.50     6,486,872
             U.S. Treasury Bond
  33,165,000 08/15/17...................................     8.88    42,668,862
             U.S. Treasury Notes
   7,300,000 02/15/10...................................    11.75     8,855,812
     115,000 05/15/05...................................     6.75       119,169
             U.S. Treasury Inflation Index Bond
   4,871,596 04/15/29...................................     3.88     4,841,149
             U.S. Treasury Inflation Index Note
   4,311,132 07/15/02...................................     3.63     4,309,787
                                                                   ------------
             TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
             (Cost $111,701,198)........................            111,082,874
                                                                   ------------
   Shares
 -----------
 OTHER SHORT-TERM INVESTMENTS -- 1.13%
   1,299,385 Dreyfus Government Cash Management Fund....              1,299,385
   1,301,830 Fidelity U.S. Treasury II Fund.............              1,301,830
                                                                   ------------
             TOTAL OTHER SHORT-TERM INVESTMENTS
             (Cost $2,601,215)..........................              2,601,215
                                                                   ------------
 TOTAL INVESTMENTS
 (Cost $229,503,187*)....................................   99.08% $227,407,360
 OTHER ASSETS & LIABILITIES (NET)........................    0.92     2,103,178
                                                           ------  ------------
 NET ASSETS..............................................  100.00% $229,510,538
                                                           ======  ============

--------
* Aggregate cost for Federal tax and book purposes.
+ Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2000, this security amounted to $9,302,293 or 4.05% of net assets.

                       See Notes to Financial Statements

Excelsior Funds, Inc.
Portfolio of Investments September 30, 2000 (Unaudited)
Intermediate-Term Managed Income Fund




 Principal                                                  Coupon    Value
   Amount                                                    Rate    (Note 1)
 ----------                                                 ------ ------------
 ASSET BACKED SECURITIES -- 8.18%
 $1,000,000 American Express Credit Account Master Trust,
            2000-1 A, 09/17/07...........................    7.20% $  1,017,655
  5,025,000 Citibank Credit Card Issuance Trust, 2000-A1
            A1, 10/17/07.................................    6.90     5,021,935
  4,300,000 CIT RV Trust, 1999-A A4, 06/15/13............    6.16     4,227,394
  2,000,000 First Security Auto Owner Trust, 2000-1 A4,
            10/17/05.....................................    7.40     2,037,310
  2,820,000 Toyota Auto Receivables Owner
            Trust, 2000-A A4, 04/15/07...................             2,859,917
                                                                   ------------
            TOTAL ASSET BACKED
            SECURITIES
            (Cost $15,047,991)...........................            15,164,211
                                                                   ------------
 CERTIFICATE OF DEPOSIT -- 2.68%
  5,000,000 Mercantile Safe Deposit & Trust, 01/25/02
            (Cost $5,000,000)............................    7.22     4,959,375
                                                                   ------------
 COLLATERALIZED MORTGAGE OBLIGATIONS -- 15.70%
  2,000,000 Commercial Mortgage Asset Trust, 1999 C1 B,
            07/17/13.....................................    7.23     1,967,939
  2,000,000 Federal Home Mortgage Corp., Series 16 PH,
            04/25/21.....................................    6.75     1,973,290
  1,927,770 Mortgage Capital Funding, Inc., 1996-MC2 C,
            09/20/06.....................................    7.22     1,917,396
  1,439,980 Mortgage Capital Funding, Inc., 1997-MC2 A1,
            01/20/07.....................................    6.53     1,424,067
  1,629,766 Mortgage Capital Funding, Inc., 1998-MC1 A1,
            06/18/07.....................................    6.42     1,601,483
  2,500,000 Mortgage Capital Funding, Inc., 1998-MC1 C,
            01/18/08.....................................    6.95     2,438,927
  2,660,000 Morgan Stanley Co., 11/15/08.................    6.92     2,634,677
  1,792,340 Morgan Stanley Capital I, 2000-LIFE A1,
            11/15/08.....................................    7.42     1,825,226
  2,500,000 Nationslink Funding Corp., 1999-2 B,
            11/20/08.....................................    7.53     2,512,163
  5,250,000 Nomura Asset Securities Corp., 1998-D6 A1B,
            03/17/28.....................................    6.59     5,099,289
  2,200,000 +Paine Webber Mortgage Acceptance Corp.,
            1995-M1 A, 01/15/07..........................    6.70     2,180,959
  3,454,244 Salomon Brothers Mortgage Securities VII,
            2000-C1 A1, 11/18/08.........................    7.46     3,516,725
                                                                   ------------
            TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
            (Cost $29,082,124)...........................            29,092,141
                                                                   ------------
 CORPORATE BONDS -- 31.36%
    500,000 Armco, Inc., 12/01/08........................    8.88       478,750
  3,000,000 Avnet, Inc., 02/15/05........................    7.88     2,989,065
  2,000,000 Bank One Corp., 08/01/05.....................    7.63     2,042,954
  5,275,000 BankBoston N.A., 09/15/07....................    7.00     5,179,559
  4,075,000 BB&T Corp., 06/30/05.........................    6.38     3,911,703
  3,900,000 Comerica Bank, 10/15/02......................    7.25     3,930,186
  3,600,000 Conagra Foods, Inc.,
            09/15/10.....................................    7.88     3,639,463

  Principal                                                Coupon     Value
   Amount                                                   Rate     (Note 1)
 -----------                                               ------  ------------
 CORPORATE BONDS -- (continued)
 $ 5,000,000 Countrywide Home Loans, Inc., Series F,
             10/08/02...................................    6.00%  $  4,937,240
   1,000,000 Dayton Hudson, 10/01/01....................    6.80        996,436
   4,000,000 Ford Motor Credit Co.,
             02/23/04...................................    5.75      3,818,628
   3,000,000 General Electric Capital Corp., Series A,
             10/08/02...................................    6.52      2,991,990
   3,600,000 General Motors Corp.,
             05/01/05...................................    6.25      3,491,042
   1,000,000 Global Crossing Holding Ltd, 11/15/06......    9.13        995,000
   3,125,000 Household Finance Corp., 05/09/05..........    8.00      3,229,894
   5,000,000 John Deere Capital Corp., 10/15/02.........    7.00      5,008,880
   2,125,000 MBNA America Bank N.A., 09/15/05...........    7.75      2,136,900
   1,125,000 McDonald's Corp., 06/23/02.................    6.00      1,109,719
   4,000,000 Morgan Stanley Dean Witter & Co., 01/15/03.    7.13      4,025,664
     500,000 Times Mirror Co., 10/15/01.................    6.65        498,674
   2,650,000 Worldcom, Inc., 05/15/03...................    7.88      2,713,656
                                                                   ------------
             TOTAL CORPORATE BONDS (Cost $58,268,707)...             58,125,403
                                                                   ------------
 U.S. GOVERNMENT & AGENCY OBLIGATIONS -- 35.76%
             Federal Home Loan Mortgage Corp.
       1,804 Pool #218374, 07/01/02.....................   10.50          1,805
             Federal National Mortgage Association
   5,000,000 02/13/04...................................    5.13      4,804,475
   5,042,466 Pool #437416, 09/01/28.....................    6.00      4,714,065
   1,251,993 Pool #439102, 09/01/28.....................    6.00      1,170,454
   4,273,576 Pool #516791, 12/01/29.....................    7.50      4,268,760
   3,189,665 Pool #525818, 12/01/29.....................    7.50      3,186,070
   3,000,001 Pool #541244, 07/01/30.....................    7.00      2,941,117
     500,000 Pool #543005, 09/01/30.....................    7.00        490,186
             Government National Mortgage Association
      41,883 Pool #195801, 01/15/17.....................    8.50         43,105
     108,611 Pool #195833, 04/15/17.....................    8.50        111,781
      34,326 Pool #212760, 04/15/17.....................    8.50         35,328
   2,675,287 Pool # 781036, 10/15/17....................    8.50      2,725,778
      52,518 Pool #334299, 05/15/23.....................    8.00         53,509
   1,311,732 Pool #367412, 11/15/23.....................    6.00      1,231,631
   2,713,941 Pool #366379, 12/15/23.....................    6.50      2,616,063
   2,585,619 Pool #353454, 05/15/27.....................    7.50      2,595,147
   2,762,449 Pool #2689, 12/20/28.......................    6.50      2,649,874
   4,594,697 Pool #2699, 01/20/29.......................    6.00      4,292,586
   3,303,471 Pool #2867, 01/20/30.......................    7.50      3,301,192
   7,437,952 Pool #80393, 04/20/30......................    6.00      7,325,763
   5,966,120 Pool #2908, 04/20/30.......................    7.50      5,962,003
   1,358,046 Pool #2921, 05/20/30.......................    7.50      1,357,109
             U.S. Treasury Note
  10,400,000 11/15/04...................................    5.88     10,393,500
                                                                   ------------
             TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
             (Cost $66,608,227).........................             66,271,301
                                                                   ------------

                       See Notes to Financial Statements

Excelsior Funds, Inc.
Portfolio of Investments September 30, 2000 (Unaudited)
Intermediate-Term Managed Income Fund--(continued)




                                                                       Value
  Shares                                                              (Note 1)
 ---------                                                          ------------
 OTHER SHORT-TERM INVESTMENTS -- 3.41%
 3,156,840 Dreyfus Government Cash Management Fund.......           $  3,156,840
 3,156,764 Fidelity U.S. Treasury II Fund................              3,156,764
                                                                    ------------
           TOTAL OTHER SHORT-TERM INVESTMENTS
           (Cost $6,313,604).............................              6,313,604
                                                                    ------------
 TOTAL INVESTMENTS (Cost $180,320,653*)...................   97.09% $179,926,035
 OTHER ASSETS & LIABILITIES (NET).........................    2.91     5,394,607
                                                            ------  ------------
 NET ASSETS...............................................  100.00% $185,320,642
                                                            ======  ============

--------
* Aggregate cost for Federal tax and book purposes
+ Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2000, this security amounted to $2,180,959 or 1.18% of net assets.

                       See Notes to Financial Statements

Excelsior Funds, Inc.
Portfolio of Investments September 30, 2000 (Unaudited)
Short-Term Government Securities Fund




 Principal                                                   Coupon     Value
   Amount                                                     Rate    (Note 1)
 ----------                                                  ------  -----------
 U.S. GOVERNMENT & AGENCY OBLIGATIONS -- 98.53%
            Federal Home Loan Bank
 $2,000,000 10/06/00......................................    6.38%+ $ 1,998,564
  9,000,000 02/26/02......................................    5.13     8,841,942
            Federal Home Loan Mortgage Corp.
  2,730,000 05/15/02......................................    5.50     2,690,281
            Federal National Mortgage Association
    619,349 Pool #73821 12/01/01..........................    6.47       613,845
  1,561,542 03/25/02......................................    6.59     1,551,923
  5,150,000 12/26/02......................................    6.15     5,097,866
  3,000,000 07/23/03......................................    5.96     2,950,161
  2,000,000 08/06/03......................................    5.94     1,965,476
  2,500,000 05/06/04......................................    5.74     2,431,145
  3,996,382 Pool #382552, 07/01/05........................    7.27     4,045,697
  2,491,575 Pool #382316, 04/01/10........................    7.57     2,490,796
            Government National Mortgage Association
  1,911,317 Pool #781036, 10/15/17........................    8.00     1,947,389
  2,046,229 Pool #8378, 07/20/18..........................    6.75     2,073,918
  2,167,799 Pool #80385, 03/20/30.........................    6.00     2,134,424
  2,479,161 Pool #80393, 04/20/30.........................    6.00     2,441,767
            U.S. Treasury Notes
  2,000,000 11/15/00......................................    5.75     1,998,750
  7,000,000 09/30/01......................................    6.38     7,006,566
  3,000,000 04/30/02......................................    6.38     3,012,189
            U.S. Treasury Inflation Indexed Note
  3,556,410 07/15/02......................................    3.63     3,555,300
                                                                     -----------
            TOTAL U.S. GOVERNMENT &
            AGENCY OBLIGATIONS
            (Cost $59,027,373)............................            58,847,999
                                                                     -----------

                                                                        Value
 Shares                                                               (Note 1)
 -------                                                             -----------
 OTHER SHORT-TERM INVESTMENTS -- 0.57%
 170,980 Dreyfus Government Cash Management Fund..........           $   170,980
 170,991 Fidelity U.S. Treasury II Fund...................               170,991
                                                                     -----------
         TOTAL OTHER SHORT-TERM INVESTMENTS
         (Cost $341,971)..................................               341,971
                                                                     -----------
         TOTAL INVESTMENTS
         (Cost $59,369,344*)..............................    99.10% $59,189,970
 OTHER ASSETS & LIABILITIES (NET)..........................    0.90      536,084
                                                             ------  -----------
 NET ASSETS................................................  100.00% $59,726,054
                                                             ======  ===========

--------
* Aggregate cost for Federal tax and book purposes.
+ Discount Rate

                       See Notes to Financial Statements

                             EXCELSIOR FUNDS, INC.

                   NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. Significant Accounting Policies

  Excelsior Funds, Inc. ("Excelsior Fund") was incorporated under the laws of the State of Maryland on August 2, 1984 and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

  Excelsior Fund currently offers shares in eighteen managed investment portfolios, each having its own investment objectives and policies. The following is a summary of significant accounting policies for Managed Income Fund, Intermediate-Term Managed Income Fund and Short-Term Government Securities Fund (the "Portfolios"). Such policies are in conformity with generally accepted accounting principles and are consistently followed by Excelsior Fund in the preparation of the financial statements. Generally accepted accounting principles require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates. The financial statements for the remaining portfolios of Excelsior Fund and Excelsior Tax-Exempt Funds, Inc. ("Excelsior Tax-Exempt Fund") are presented separately.

  (a) Portfolio Valuation:

    Investments in securities that are traded on a recognized stock exchange are valued at the last sale price on the exchange on which such securities are primarily traded or at the last sale price on the national securities market. Securities traded over-the-counter are valued each business day on the basis of closing over-the-counter bid prices. Securities for which there were no transactions are valued at the average of the most recent bid prices (as calculated by an independent pricing service (the "Service") based upon its evaluation of the market for such securities) when, in the judgment of the Service, quoted bid prices for securities are readily available and are representative of the bid side of the market. Short-term debt instruments with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. Securities and other assets for which market quotations are not readily available are valued at fair value pursuant to guidelines adopted by Excelsior Fund's Board of Directors.

    Portfolio securities that are primarily traded on foreign securities exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, except that when an occurrence subsequent to the time a value was so established is likely to have changed such value, then the fair value of those securities will be determined by consideration of other factors under the direction of the Board of Directors. A security which is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security.

    Investment in foreign debt securities having maturities of 60 days or less are valued at amortized cost, which approximates market value. All other foreign securities are valued at the last current bid quotation if market quotations are available, or at fair value as determined in accordance with policies established by the Board of Directors. For valuation purposes, quotations of foreign securities in foreign currency are converted to United States dollars equivalent at the prevailing market rate on the day of conversion.

  (b) Security transactions and investment income:

    Security transactions are recorded on a trade date basis. Realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income, adjusted for amortization of premiums and, when appropriate, discounts on investments, is earned from settlement date and is recorded on the accrual basis.

  (c) Repurchase agreements:

    Excelsior Fund may purchase portfolio securities from financial institutions deemed to be creditworthy by the investment adviser subject to the seller's agreement to repurchase and Excelsior Fund's agreement to resell such securities at mutually agreed upon prices. Securities purchased subject to such repurchase agreements are deposited with Excelsior Fund's custodian or sub-custodian or are maintained in the Federal Reserve/Treasury book-entry system and must have, at all times, an aggregate market value not less than the repurchase price (including accrued interest).

    If the value of the underlying security falls below the value of the repurchase price, Excelsior Fund will require the seller to deposit additional collateral by the next business day. Default or bankruptcy of the seller may, however, expose the applicable Portfolio of Excelsior Fund to possible delay in connection with the disposition of the underlying securities or loss to the extent that proceeds from a sale of the underlying securities were less than the repurchase price under the agreement.

  (d) Dividends and distributions to shareholders:

    Dividends from net investment income are declared daily and paid monthly. Net realized capital gains, unless offset by any available capital loss carryforward, are distributed to shareholders at least annually.

    Dividends and distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for deferral of losses on wash sales and net capital losses incurred after October 31 and within the taxable year ("Post-October losses").

    In order to avoid a Federal excise tax, each Portfolio is required to distribute certain minimum amounts of net realized capital gain and net investment income for the respective periods ending October 31 and December 31 in each calendar year.

  (e) Federal taxes:

    It is the policy of Excelsior Fund that each Portfolio continue to qualify as a regulated investment company, if such qualification is in the best interest of the shareholders, by complying with the requirements of the Internal Revenue Code applicable to regulated investment companies, and by distributing substantially all of its taxable earnings to its shareholders.

  At March 31, 2000, the following Portfolios had approximate capital loss carryforwards for Federal tax purposes available to offset future net capital gains through the indicated expiration dates:

                                                                 Expiration Date
                                                                 March 31, 2008
                                                                 ---------------
     Managed Income Fund........................................   $2,229,000
     Intermediate-Term Managed Income Fund .....................    2,113,000
     Short-Term Government Securities Fund......................      381,000

    At September 30, 2000, aggregate gross unrealized appreciation for all securities for which there was an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value were as follows:

                                        Tax Basis     Tax Basis        Net
                                        Unrealized    Unrealized    Unrealized
                                       Appreciation (Depreciation) Depreciation
                                       ------------ -------------- ------------
     Managed Income Fund..............  $1,237,707   $(3,333,534)  $(2,095,827)
     Intermediate-Term Managed Income
      Fund............................   1,456,445    (1,851,063)     (394,618)
     Short-Term Government Securities
      Fund............................      74,136      (253,510)     (179,374)

  (f) Expense Allocation:

    Expenses directly attributable to a Portfolio are charged to that Portfolio. Other expenses are allocated to the respective Portfolios based on average daily net assets.

2. Investment Advisory Fee, Administration Fee and Related Party Transactions

  United States Trust Company of New York ("U.S. Trust NY") and U.S. Trust Company (collectively with U.S. Trust NY, "U.S. Trust") serve as the investment adviser to the Portfolios. For the services provided pursuant to the Investment Advisory Agreements, U.S. Trust is entitled to receive a fee, computed daily and paid monthly, at the annual rates of .75% of the average daily net assets of the Managed Income Fund, .35% of the average daily net assets of the Intermediate-Term Managed Income Fund and .30% of the average daily net assets of the Short-Term Government Securities Fund. U.S. Trust NY is a state-chartered bank and trust company and a member bank of the Federal Reserve System. U.S. Trust Company is a Connecticut state bank and trust company. Each is a wholly-owned subsidiary of U.S. Trust Corporation, a registered bank holding company. U.S. Trust Corporation is a wholly-owned subsidiary of The Charles Schwab Corporation ("Schwab").

  U.S. Trust Company, Chase Global Funds Services Company, a corporate affiliate of The Chase Manhattan Bank, and Federated Administrative Services (collectively, the "Administrators") provide administrative services to Excelsior Fund. For the services provided to the Portfolios, the Administrators are entitled jointly to annual fees, computed daily and paid monthly, based on the combined aggregate average daily net assets of Excelsior Fund, Excelsior Tax-Exempt Fund and Excelsior Institutional Trust (excluding the international equity portfolios of Excelsior Fund and Excelsior Institutional Trust), all of which are affiliated investment companies, as follows: .200% of the first $200 million, .175% of the next $200 million, and
 .150% over $400 million. Administration fees payable by each Portfolio of the three investment companies are determined in proportion to the relative average daily net assets of the respective Portfolios for the period paid. For the six months ended September 30, 2000, administration fees charged by U.S. Trust Company were as follows:

     Managed Income Fund............................................... $56,058
     Intermediate-Term Managed Income Fund.............................  43,497
     Short-Term Government Securities Fund.............................  14,916

  From time to time, as they may deem appropriate in their sole discretion, U.S. Trust and the Administrators may undertake to waive a portion or all of the fees payable to them and also may reimburse the Portfolios for a portion of other expenses. U.S. Trust has contractually agreed to waive investment advisory fees and to reimburse other ordinary operating expenses through March 31, 2001 to the extent necessary to keep total operating expenses from exceeding the following annual percentages of each Portfolio's average daily net assets:

     Managed Income Fund.................................................. 0.90%
     Intermediate-Term Managed Income Fund................................ 0.65%
     Short-Term Government Securities Fund................................ 0.60%

  In addition, currently, U.S. Trust is voluntarily limiting its investment advisory fee to .65% of the average daily net assets for Managed Income Fund.

  For the six months ended September 30, 2000, no reimbursements were required for Intermediate-Term Managed Income Fund or Short-Term Government Securities Fund and U.S Trust waived investment advisory fees totaling $113,362 for Managed Income Fund.

  Excelsior Fund has also entered into administrative servicing agreements with various service organizations (which may include affiliates of U.S. Trust) requiring them to provide administrative support services to their customers owning shares of the Portfolios. As a consideration for the administrative services provided by each service organization to its customers, each Portfolio will pay the service organization an administrative service fee at the annual rate of up to .40% of the average daily net asset value of its shares held by the service organization's customers. Such services may include assisting in processing purchase, exchange and redemption requests; transmitting and receiving funds in connection with customer orders to purchase, exchange or redeem shares; and providing periodic statements.

  Administrative service fees paid to affiliates of U.S. Trust amounted to $176,739 for the six months ended September 30, 2000. Through July 31, 2000, U.S. Trust and the Administrators voluntarily agreed to waive investment advisory and administration fees payable by each Portfolio in an amount equal to the administrative service fees expense (including fees paid to affiliates of U.S. Trust) by such Portfolio. Effective August 1, 2000, U.S. Trust has voluntarily agreed to continue waiving investment advisory and administration fees payable by each portfolio in an amount equal to the administrative services fees expense paid to subsidiaries of U.S. Trust Corporation. For the six months ended September 30, 2000, U.S. Trust and the Administrators waived investment advisory and administration fees in amounts equal to the administrative service fees for the Portfolios as set forth below:

                                                       U.S. Trust Administrators
                                                       ---------- --------------
     Managed Income Fund..............................  $ 40,981       $324
     Intermediate-Term Managed Income Fund............   112,126        208
     Short-Term Government Securities Fund............    24,947        371

  Edgewood Services, Inc. ("the Distributor"), a wholly-owned subsidiary of Federated Investors, Inc., serves as the distributor of Excelsior Fund. Shares of each Portfolio are sold without a sales charge on a continuous basis by the Distributor.

  Each Director of Excelsior Fund receives an annual fee of $9,000, plus a meeting fee of $1,500 for each meeting attended, and is reimbursed for expenses incurred for attending meetings. The Chairman receives an additional annual fee of $5,000. Each member of the Nominating Committee receives an annual fee of $2,000 for services in connection with this committee.

3. Purchases and Sales of Securities:

  For the six months ended September 30, 2000, purchases and sales of securities, excluding short-term investments, for the Portfolios aggregated:

                                                         Purchase      Sales
                                                        ----------- -----------
     Managed Income Fund............................... $56,952,693 $49,364,104
     Intermediate-Term Managed Income Fund.............  97,487,665  73,598,627
     Short-Term Government Securities Fund.............  37,766,836  20,270,004

4. Common Stock:

  Excelsior Fund has authorized capital of 35 billion shares of Common Stock,
28.875 billion of which is currently classified to represent interests in one of eighteen separate investment portfolios. Authorized capital currently classified for each Portfolio is as follows: 375 million shares of the Managed Income Fund, and 500 million shares each of the Intermediate-Term Managed Income Fund and Short-Term Government Securities Fund.

  Each share has a par value of $.001 and represents an equal proportionate interest in the particular Portfolio with other shares of the same Portfolio, and is entitled to such dividends and distributions of taxable earnings on the assets belonging to such Portfolio as are declared at the discretion of Excelsior Fund's Board of Directors.

                                          Managed Income Fund
                           ----------------------------------------------------
                               Six Months Ended
                                   09/30/00             Year Ended 03/31/00
                           -------------------------  -------------------------
                             Shares        Amount       Shares        Amount
                           -----------  ------------  -----------  ------------
Sold.....................    3,515,052  $ 30,149,126    8,709,982  $ 75,343,096
Issued as reinvestment of
 dividends...............      119,115     1,023,149      208,735     1,805,948
Redeemed.................   (2,975,713)  (25,540,600)  (7,148,559)  (61,794,612)
                           -----------  ------------  -----------  ------------
Net Increase.............      658,454  $  5,631,675    1,770,158  $ 15,354,432
                           ===========  ============  ===========  ============
                                 Intermediate-Term Managed Income Fund
                           ----------------------------------------------------
                               Six Months Ended
                                   09/30/00             Year Ended 03/31/00
                           -------------------------  -------------------------
                             Shares        Amount       Shares        Amount
                           -----------  ------------  -----------  ------------
Sold.....................    8,044,735  $ 54,636,542   12,866,252  $ 88,475,071
Issued as reinvestment of
 dividends...............       43,288       293,797       51,115       351,757
Redeemed.................   (4,112,002)  (27,910,928)  (7,864,681)  (53,661,453)
                           -----------  ------------  -----------  ------------
Net Increase.............    3,976,021  $ 27,019,411    5,052,686  $ 35,165,375
                           ===========  ============  ===========  ============

                                 Short-Term Government Securities Fund
                           ----------------------------------------------------
                              Six Months Ended
                                  09/30/00              Year Ended 03/31/00
                           ------------------------  --------------------------
                             Shares       Amount       Shares        Amount
                           ----------  ------------  -----------  -------------
Sold.....................   2,527,387  $ 17,408,817   19,559,354  $ 135,260,251
Issued as reinvestment of
 dividends...............      57,927       398,651       84,441        585,766
Redeemed.................  (2,596,961)  (17,886,963) (18,490,692)  (127,769,237)
                           ----------  ------------  -----------  -------------
Net Increase (Decrease)..     (11,647) $    (79,495)   1,153,103  $   8,076,780
                           ==========  ============  ===========  =============

5. Line of Credit:

  The Portfolios and other affiliated funds participate in a $250 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made to temporarily finance the repurchase of Portfolio shares. Interest is charged to each Portfolio, based on its borrowings, at a rate equal to the Federal Funds Rate plus up to 2% per year. In addition, a commitment fee, based on the average daily unused portion of the line of credit, is allocated among the participating Portfolios at the end of each quarter. For the six months ended September 30, 2000, the Portfolios had no borrowings under the agreement.

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